LEASE - Right-of-use lease asset by type (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Right-of-use leased asset
Right of use asset	$ 1,488,608	$ 1,327,660
Incremental borrowing rate	3.52%
Gross carrying amount
Right-of-use leased asset
Right of use asset	$ 4,144,056	3,688,150	$ 2,369,326
Gross carrying amount | Machinery and equipment
Right-of-use leased asset
Right of use asset	742,417	661,544
Gross carrying amount | Vehicles
Right-of-use leased asset
Right of use asset	1,007,824	1,061,184
Gross carrying amount | Equipment and computer software
Right-of-use leased asset
Right of use asset	668,160	582,101
Gross carrying amount | Land and buildings
Right-of-use leased asset
Right of use asset	$ 1,725,655	$ 1,383,321